Consolidated Statement of Cash Flows ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)		Mar. 31, 2018 INR (₨)	Mar. 31, 2017 INR (₨)
Cash flows from operating activities:
Profit for the year	₨ 90,173	$ 1,302		₨ 80,084	₨ 85,143
Adjustments to reconcile profit for the year to net cash generated from operating activities:
(Gain)/ loss on sale of property, plant and equipment and intangible assets, net	(309)	(4)		(334)	117
Depreciation, amortization and impairment	19,474	282		21,124	23,107
Unrealized exchange loss, net	(546)	(8)		4,794	3,945
Share based compensation expense	1,938	28		1,347	1,742
Share of net profit /(loss) of associates accounted for using the equity method	43	1	[1]	11
Income tax expense	25,242	365		22,390	25,213
Dividend and interest (income)/expenses, net, gain from investments	(17,371)	(251)		(20,547)	(19,745)
Gain from sale of EcoEnergy division					(4,082)
Gain from sale of hosted data center services, Workday and Cornerstone OnDemand business and loss of control in subsidiary	(4,344)	(63)
Other non-cash items				4,405	(1,732)
Changes in operating assets and liabilities; net of effects from acquisitions
Trade receivables	1,392	20		(9,735)	3,346
Unbilled receivables and Contract assets	4,580	66		2,192	3,813
Inventories	(566)	(8)		545	1,475
Other assets	(6,909)	(100)		(170)	4,054
Trade payables, accrued expenses, other liabilities and provisions	20,844	301		4,499	(5,202)
Contract liabilities	7,824	113		1,733	(2,945)
Cash generated from operating activities before taxes	141,465	2,044		112,338	118,249
Income taxes paid, net	(25,149)	(364)		(28,105)	(25,476)
Net cash generated from operating activities	116,316	1,680		84,233	92,773
Cash flows from investing activities:
Purchase of property, plant and equipment	(22,781)	(329)		(21,870)	(20,853)
Proceeds from sale of property, plant and equipment	1,940	28		1,171	1,207
Proceeds from sale of EcoEnergy division, net of related expenses					4,372
Purchase of investments	(930,614)	(13,456)		(782,475)	(813,439)
Proceeds from sale of investments	954,954	13,808		830,448	729,755
Proceeds from sale of hosted data center services business and loss of control in subsidiary, net of related expenses and cash	26,103	377
Impact of investment hedging activities, net					(226)
Payment for business acquisitions including deposits and escrow, net of cash acquired				(6,652)	(33,608)
Interest received	20,163	292		14,347	17,069
Dividend received	361	5		609	311
Income taxes paid on sale of EcoEnergy division					(871)
Net cash (used)/ generated in investing activities	50,126	725		35,578	(116,283)
Cash flows from financing activities:
Proceeds from issuance of equity shares/shares pending allotment	4		[1]	24		[1]
Repayment of loans and borrowings	(104,039)	(1,504)		(155,254)	(112,803)
Proceeds from loans and borrowings	65,161	942		144,271	125,922
Payment for deferred contingent consideration in respect of business combination	(265)	(4)		(164)	(138)
Payment for buyback of shares including transaction cost				(110,312)	(25,000)
Interest paid on loans and borrowings	(4,796)	(69)		(3,123)	(1,999)
Payment of cash dividend (including dividend tax thereon)	(5,434)	(79)		(5,420)	(8,734)
Net cash generated/ (used) in financing activities	(49,369)	(714)		(129,978)	(22,752)
Net increase/ (decrease) in cash and cash equivalents during the year	117,073	1,691		(10,167)	(46,262)
Effect of exchange rate changes on cash and cash equivalents	526	8		375	(1,412)
Cash and cash equivalents at the beginning of the year	40,926	592		50,718	98,392
Cash and cash equivalents at the end of the year (Note 10)	₨ 158,525	$ 2,291		₨ 40,926	₨ 50,718

[1]	Value is less than ₹ 1